PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Banks – 9.0%
80,080	BancorpSouth Bank	$2,384,782
33,605	BankUnited, Inc.	1,405,361
122,600	Old National Bancorp	2,078,070
58,690	PacWest Bancorp	2,659,831
18,770	SouthState Corp.	1,401,556
39,305	United Bankshares, Inc.	1,429,916
35,140	United Community Banks, Inc.	1,153,295

		12,512,811

	Biotechnology – 0.5%
14,453	Emergent BioSolutions, Inc.(a)	723,662

	Building Products – 2.0%
23,950	Builders FirstSource, Inc.(a)	1,239,173
21,880	Gibraltar Industries, Inc.(a)	1,523,942

		2,763,115

	Capital Markets – 4.2%
23,535	LPL Financial Holdings, Inc.	3,689,347
36,135	Moelis & Co., Class A	2,235,672

		5,925,019

	Chemicals – 6.9%
95,710	Chemours Co. (The)	2,781,333
208,585	Element Solutions, Inc.	4,522,123
25,665	FMC Corp.	2,349,887

		9,653,343

	Commercial Services & Supplies – 2.5%
35,930	Ritchie Bros. Auctioneers, Inc.	2,215,444
5,775	UniFirst Corp.	1,227,880

		3,443,324

	Electronic Equipment, Instruments & Components – 6.8%
11,880	Advanced Energy Industries, Inc.	1,042,470
18,600	Fabrinet(a)	1,906,686
33,910	II-VI, Inc.(a)	2,012,898
50,405	Insight Enterprises, Inc.(a)	4,540,482

		9,502,536

	Energy Equipment & Services – 0.8%
152,790	TechnipFMC PLC(a)	1,150,509

	Food & Staples Retailing – 1.9%
57,975	Performance Food Group Co.(a)	2,693,518

	Food Products – 1.7%
85,900	Nomad Foods Ltd.(a)	2,367,404

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – 2.7%
30,105	Southwest Gas Holdings, Inc.	$2,013,423
29,635	Spire, Inc.	1,813,069

		3,826,492

	Health Care Equipment & Supplies – 1.4%
26,975	Hologic, Inc.(a)	1,991,025

	Health Care Providers & Services – 2.6%
13,385	Molina Healthcare, Inc.(a)	3,631,484

	Hotels, Restaurants & Leisure – 5.1%
84,630	Everi Holdings, Inc.(a)	2,046,354
132,254	International Game Technology PLC(a)	3,480,925
19,545	Scientific Games Corp., Class A(a)	1,623,603

		7,150,882

	Household Durables – 1.0%
12,605	Installed Building Products, Inc.	1,350,626

	Insurance – 5.2%
38,050	Brown & Brown, Inc.	2,109,873
33,435	First American Financial Corp.	2,241,817
29,665	Selective Insurance Group, Inc.	2,240,597
64,460	Trean Insurance Group, Inc.(a)	667,161

		7,259,448

	IT Services – 4.1%
31,665	ExlService Holdings, Inc.(a)	3,898,595
22,670	WNS Holdings Ltd., ADR(a)	1,854,406

		5,753,001

	Life Sciences Tools & Services – 4.1%
48,205	Avantor, Inc.(a)	1,971,584
42,745	Syneos Health, Inc.(a)	3,739,333

		5,710,917

	Machinery – 4.9%
14,230	Alamo Group, Inc.	1,985,512
75,780	Federal Signal Corp.	2,926,623
34,935	SPX Corp.(a)	1,867,276

		6,779,411

	Media – 3.5%
74,880	Sinclair Broadcast Group, Inc., Class A	2,372,198
123,995	TEGNA, Inc.	2,445,182

		4,817,380

	Oil, Gas & Consumable Fuels – 4.7%
128,110	Comstock Resources, Inc.(a)	1,325,939
83,895	Ovintiv, Inc.	2,758,468
24,770	PDC Energy, Inc.	1,173,850

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
224,860	Southwestern Energy Co.(a)	$1,245,724

		6,503,981

	Personal Products – 1.3%
238,480	Coty, Inc., Class A(a)	1,874,453

	Professional Services – 6.6%
32,155	ASGN, Inc.(a)	3,638,017
11,715	CACI International, Inc., Class A(a)	3,070,501
18,025	FTI Consulting, Inc.(a)	2,427,968

		9,136,486

	Road & Rail – 2.6%
11,155	Landstar System, Inc.	1,760,482
7,660	Saia, Inc.(a)	1,823,310

		3,583,792

	Semiconductors & Semiconductor Equipment – 4.5%
16,460	CMC Materials, Inc.	2,028,366
22,660	Ichor Holdings Ltd.(a)	931,099
14,760	MKS Instruments, Inc.	2,227,432
24,745	Ultra Clean Holdings, Inc.(a)	1,054,137

		6,241,034

	Specialty Retail – 0.5%
3,455	Group 1 Automotive, Inc.	649,125

	Textiles, Apparel & Luxury Goods – 1.9%
54,255	Capri Holdings Ltd.(a)	2,626,484

	Trading Companies & Distributors – 5.6%
23,785	GATX Corp.	2,130,184
42,160	Rush Enterprises, Inc., Class A	1,903,946
117,295	Univar Solutions, Inc.(a)	2,793,967
3,725	Watsco, Inc.	985,709

		7,813,806

	Total Common Stocks (Identified Cost $122,117,023)	137,435,068

Principal Amount	Description	Value (†)
Short-Term Investments – 1.1%
$ 1,547,412	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $1,547,412 on 10/01/2021 collateralized by $1,409,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $1,578,401 including accrued interest(b) (Identified Cost $1,547,412)	$1,547,412

	Total Investments – 99.7% (Identified Cost $123,664,435)	138,982,480
	Other assets less liabilities – 0.3%	421,282

	Net Assets – 100.0%	$139,403,762

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$137,435,068	$—	$—	$137,435,068
Short-Term Investments	—	1,547,412	—	1,547,412

Total	$137,435,068	$1,547,412	$—	$138,982,480

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Banks	9.0%
Chemicals	6.9
Electronic Equipment, Instruments & Components	6.8
Professional Services	6.6
Trading Companies & Distributors	5.6
Insurance	5.2
Hotels, Restaurants & Leisure	5.1
Machinery	4.9
Oil, Gas & Consumable Fuels	4.7
Semiconductors & Semiconductor Equipment	4.5
Capital Markets	4.2
IT Services	4.1
Life Sciences Tools & Services	4.1
Media	3.5
Gas Utilities	2.7
Health Care Providers & Services	2.6
Road & Rail	2.6
Commercial Services & Supplies	2.5
Building Products	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	1.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%